Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Total assets	276,544	3,857,676
Equity investments, at cost		50,000
Intangible assets	230,084	2,432,841
Goodwill	46,460	1,374,835
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Total assets
Equity investments, at cost
Intangible assets
Goodwill
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Total assets
Equity investments, at cost
Intangible assets
Goodwill
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Marketable securities - debt securities
Total assets
Derivative liabilities
Total Liabilities
Marketable securities - equity securities
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities That Are Measured At Fair Value on Recurring Basis [Line Items]
Total assets	276,544	3,857,676
Equity investments, at cost		50,000
Intangible assets	230,084	2,432,841
Goodwill	$ 46,460	$ 1,374,835